Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	Dec. 31, 2023
Vehicles
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	5 years
Buildings | Minimum
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	25 years
Buildings | Maximum
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	39 years
Computer equipment | Minimum
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	3 years
Computer equipment | Maximum
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	5 years
Furniture and fixtures
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	7 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful life of property, plant and equipment	7 years